Leases - Lease liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities
Total undiscounted lease liabilities	$ 284,397	$ 495,789
Lease liabilities included in the statement of financial position	266,961	443,857
Current	201,825	178,294
Non-Current	65,136	265,563
Less than one year
Lease Liabilities
Total undiscounted lease liabilities	217,629	212,896
One to five years
Lease Liabilities
Total undiscounted lease liabilities	$ 66,768	$ 282,893